STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)										3 Months Ended	12 Months Ended
	Feb. 10, 2023	Jan. 04, 2023	Dec. 29, 2022	Nov. 28, 2022	Sep. 08, 2022	Aug. 31, 2022	Aug. 31, 2022	Aug. 15, 2022	Jun. 04, 2021	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 02, 2023	Mar. 31, 2022	Jan. 02, 2022	Dec. 03, 2021
Subsidiary, Sale of Stock [Line Items]
Shares issued for conversion of debt, shares						6,081,484	6,081,484		8,522,125
Shares issued for conversion of debt, value							$ 1,467,000		$ 1,101,846
New issues, shares	156,250	93,750
Conversion price										$ 0.13	$ 0.13
Interest receivable										$ 149,377	$ 134,581	$ 85,685
Number of common stock issued in exchange of cashless exercise, shares											4,139,503
Common stock, shares issued										123,502,235	123,252,235	110,840,998	123,252,235	110,840,998	110,840,998
Common stock, shares outstanding										123,502,235	123,252,235	110,840,998	123,252,235	110,840,998	110,840,998
Weighted average exercise price											$ 0.48
Warrants outstanding, aggregate intrinsic value											$ 107,014
Common stock, shares authorized										300,000,000	300,000,000	300,000,000
Preferred stock, shares authorized										50,000,000	50,000,000	50,000,000
Preferred Stock, Shares Issued
Stock issued value	$ 50,000	$ 30,000									$ 45,840	$ 148,070
Share price	$ 0.32	$ 0.32
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrent awarded, shares											492,030
Warrent awarded											$ 190,335
Warrent retired, shares											22,000
Warrent retired											6,763
Warrants Exercisable, Weighted Average Remaining Contractual Life (Years)										3 years 10 months 24 days	4 years 1 month 6 days
Warrants outstanding, aggregate intrinsic value										$ 81,184	$ 107,014
Common Stock Warrants [Member] | Convertible Notes Payable [Member]
Subsidiary, Sale of Stock [Line Items]
Share price										$ 0.16
Number of warrants issued										264,060
Warrant term										5 years
Warrant exercise price										$ 0.25
Fair value of warrants issued										$ 42,250
Stock Plan 2021 [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares awarded											716,000
Average cost per share											$ 0.25
Share based compensation											$ 178,676
Stock Plan 2010 [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares awarded											7,704,909
Average cost per share											$ 0.07
2010 and 2021 Stock Option [Member]
Subsidiary, Sale of Stock [Line Items]
Share based compensation											$ 557,422
2010 Stock Option Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Stock options awarded, shares											0	135,000
Stock options forfieted											144,000
Stock granted during period value share based compensation												$ 14,490
Four Outstanding Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of common stock issued in exchange of cashless exercise, shares					4,139,503
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued for conversion of debt, shares			93,750	156,250				1,400,000
Shares issued for conversion of debt, value			$ 30,000	$ 50,000				$ 600,000
Conversion price			$ 0.32	$ 0.32				$ 0.43
Joint Venture Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
New issues, shares												4,754,552
Conversion price																$ 0.2945
Two Convertible Notes [Member] | Two Consultants [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued for conversion of debt, shares									930,864
Shares issued for conversion of debt, value									$ 121,042
Three Convertible Notes [Member] | Three Officer [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued for conversion of debt, shares									7,591,261
Shares issued for conversion of debt, value									$ 986,864
Convertible Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued for conversion of debt, shares							6,081,484
Shares issued for conversion of debt, value							$ 1,467,000
Conversion price						$ 0.25	$ 0.25
Interest receivable						$ 53,371	$ 53,371